Risk Management - Summary of Exchange Rates of Financial Statements for One US Dollar (Details) - Exchange Rate Risks	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of financial risk management [line items]
Average exchange rate	17.7468	17.7859
Closing exchange rate	19.629	17.6195	16.8935